Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Pay Versus Performance Table
The following table sets forth the pay versus performance disclosures required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, for each of the last five completed fiscal years. Because of the emphasis our executive compensation program places on equity compensation, as discussed in “Compensation Discussion and Analysis,” there may be large increases or decreases in the calculation of “compensation actually paid” to our CEO and NEOs on a year-to-year basis due to fluctuations in our stock price. This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K and does not necessarily reflect value actually paid to, or earned or realized by, our CEO or NEOs. All values are presented in thousands, except for total shareholder return (“TSR”) data.

Fiscal Year	Summary Compensation Table Total for CEO ($) (1)	Compensation Actually Paid to CEO ($) (2)	Average Summary Compensation Table Total for Non-CEO NEOs ($) (3)	Average Compensation Actually Paid to Non-CEO NEOs ($) (2)	Value of Initial Fixed $100 Investment Based on: (4)		Net Income ($)(6)
					Company Total Shareholder Return	Peer Group Total Shareholder Return (5)
2025	172,436	284,206	2,736	2,780	159.10	194.28	714,138
2024	421	31,848	3,843	6,118	141.00	98.82	525,705
2023	392	(93,746)	7,481	4,738	116.33	118.53	487,706
2022	350	(57,913)	2,768	1,330	161.34	145.90	427,390
2021	346	326,077	2,460	4,104	188.55	131.76	379,998

(1)	Our principal executive officer (PEO) for all covered fiscal years was our CEO, Mr. Gassner, and we have referred to him as our CEO throughout this disclosure.
(2)
We have made adjustments to the Summary Compensation Table (“SCT”) totals—as prescribed by Item 402(v) of Regulation S-K—to calculate the amounts disclosed above as “compensation actually paid.” These adjustments are disclosed in the tables following footnote (6) below under the caption, “Footnote (2) continued: Adjustments to Determine Compensation Actually Paid.”

(3)
Our non-CEO NEOs for the fiscal year ended January 31, 2021 (“fiscal 2021”) were Ms. Zuppas and Messrs. Bowman, our former CFO, Cabral, Mateo, and Frederic Lequient, our former Senior Vice President, Global Customer Services. Our non-CEO NEOs for the fiscal year ended January 31, 2022 (“fiscal 2022”) were Messrs. Bowman, Lequient, Mateo, and Schwenger. Our non-CEO NEOs for the fiscal year ended January 31, 2023 (“fiscal 2023”) were Ms. Zuppas and Messrs. Bowman, Faddis, and Schwenger. Our non-CEO NEOs for the fiscal year ended January 31, 2024 (“fiscal 2024”) were Ms. Zuppas and Messrs. Bowman, Mateo, and Schwenger. Our non-CEO NEOs for fiscal 2025 were Ms. Zuppas and Messrs. Bowman, Cabral, Van Wagener, Faddis, and Schwenger.

(4)	Assumes $100 invested on January 31, 2020 in stock or index, including reinvestment of dividends.
(5)	Our peer group is comprised of the S&P 1500 Application Software Index, as disclosed in our Annual Report on Form 10-K pursuant to §229.201(e)(1)(ii) of Regulation S-K.
(6)
While our executive compensation program rewards individual and company performance via short-term and long-term equity incentive programs, we do not currently link the compensation actually paid to our NEOs to any company financial performance measure other than our stock price. We believe that both our annual stock bonus in the form of RSU awards and our annual long-term equity incentives in the form of stock options effectively emphasize an ownership culture and reward our executives for performance and value creation. Hence, we have not included an additional column for a Company-Selected Measure (as defined under §229.201(v)(2)(vi) of Regulation S-K) in this table because guidance issued under the pay versus performance rules states that stock price cannot be a “Company-Selected Measure” unless it is a performance metric in an incentive plan. See “Compensation Discussion and Analysis” for information about our compensation philosophy.

Footnote (2) Continued: Adjustments to Determine Compensation Actually Paid
The following tables disclose adjustments to the SCT totals to calculate the amount disclosed above as “compensation actually paid” for each covered fiscal year. The assumptions used for determining the fair values shown in these tables are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards.

Compensation Actually Paid - Fiscal 2025
Adjustment Components	CEO ($)	Average of Non-CEO NEOs ($)
SCT total for fiscal 2025	172,436,133	2,735,905
Deduction for fair value of all equity awards reported in the SCT for fiscal 2025	(171,990,300)	(2,403,731)
Increase for year-end fair value of all equity awards granted during fiscal 2025 that were unvested and outstanding as of the end of fiscal 2025	284,265,500	2,230,183
Increase for fair value as of the vesting date of all equity awards granted during fiscal 2025 that also vested during fiscal 2025	—	482,940
Increase or deduction, as applicable, for the change in fair value as of the end of fiscal 2025 (from the end of fiscal 2024) of all equity awards granted in prior fiscal years that were unvested and outstanding as of the end of fiscal 2025	1,083,419	341,107
Increase or deduction, as applicable, for the change in fair value as of the vesting date (from the end of fiscal 2024) of all equity awards granted in prior fiscal years that vested during fiscal 2025	(1,588,873)	109,764
Deduction for the fair value as of the end of fiscal 2024 of all equity awards granted in prior fiscal years that were either forfeited or cancelled during fiscal 2025	—	(716,574)
Compensation actually paid for fiscal 2025	284,205,879	2,779,594

Compensation Actually Paid - Fiscal 2024
Adjustment Components	CEO ($)	Average of Non-CEO NEOs ($)
SCT total for fiscal 2024	420,833	3,842,789
Deduction for fair value of all equity awards reported in the SCT for fiscal 2024	—	(3,421,956)
Increase for year-end fair value of all equity awards granted during fiscal 2024 that were unvested and outstanding as of the end of fiscal 2024	—	2,984,391
Increase for fair value as of the vesting date of all equity awards granted during fiscal 2024 that also vested during fiscal 2024	—	1,108,606
Increase or deduction, as applicable, for the change in fair value as of the end of fiscal 2024 (from the end of fiscal 2023) of all equity awards granted in prior fiscal years that were unvested and outstanding as of the end of fiscal 2024	20,859,565	1,190,274
Increase or deduction, as applicable, for the change in fair value as of the vesting date (from the end of fiscal 2023) of all equity awards granted in prior fiscal years that vested during fiscal 2024	10,567,394	414,199
Deduction for the fair value as of the end of fiscal 2023 of all equity awards granted in prior fiscal years that were either forfeited or cancelled during fiscal 2024	—	—
Compensation actually paid for fiscal 2024	31,847,792	6,118,303

Compensation Actually Paid - Fiscal 2023
Adjustment Components	CEO ($)	Average of Non-CEO NEOs ($)
SCT total for fiscal 2023	391,667	7,480,973
Deduction for fair value of all equity awards reported in the SCT for fiscal 2023	—	(7,089,306)
Increase for year-end fair value of all equity awards granted during fiscal 2023 that were unvested and outstanding as of the end of fiscal 2023	—	4,760,885
Increase for fair value as of the vesting date of all equity awards granted during fiscal 2023 that also vested during fiscal 2023	—	721,524
Increase or deduction, as applicable, for the change in fair value as of the end of fiscal 2023 (from the end of fiscal 2022) of all equity awards granted in prior fiscal years that were unvested and outstanding as of the end of fiscal 2023	(71,790,396)	(801,651)
Increase or deduction, as applicable, for the change in fair value as of the vesting date (from the end of fiscal 2022) of all equity awards granted in prior fiscal years that vested during fiscal 2023	(22,347,255)	(334,412)
Deduction for the fair value as of the end of fiscal 2022 of all equity awards granted in prior fiscal years that were either forfeited or cancelled during fiscal 2023	—	—
Compensation actually paid for fiscal 2023	(93,745,984)	4,738,013

Compensation Actually Paid - Fiscal 2022
Adjustment Components	CEO ($)	Average of Non-CEO NEOs ($)
SCT total for fiscal 2022	350,000	2,768,136
Deduction for fair value of all equity awards reported in the SCT for fiscal 2022	—	(2,418,136)
Increase for year-end fair value of all equity awards granted during fiscal 2022 that were unvested and outstanding as of the end of fiscal 2022	—	1,145,705
Increase for fair value as of the vesting date of all equity awards granted during fiscal 2022 that also vested during fiscal 2022	—	729,018
Increase or deduction, as applicable, for the change in fair value as of the end of fiscal 2022 (from the end of fiscal 2021) of all equity awards granted in prior fiscal years that were unvested and outstanding as of the end of fiscal 2022	(67,880,687)	(904,103)
Increase or deduction, as applicable, for the change in fair value as of the vesting date (from the end of fiscal 2021) of all equity awards granted in prior fiscal years that vested during fiscal 2022	9,618,171	9,406
Deduction for the fair value as of the end of fiscal 2021 of all equity awards granted in prior fiscal years that were either forfeited or cancelled during fiscal 2022	—	—
Compensation actually paid for fiscal 2022	(57,912,516)	1,330,026

Compensation Actually Paid - Fiscal 2021
Adjustment Components	CEO ($)	Average of Non-CEO NEOs ($)
SCT total for fiscal 2021	345,833	2,460,199
Deduction for fair value of all equity awards reported in the SCT for fiscal 2021	—	(2,163,447)
Increase for year-end fair value of all equity awards granted during fiscal 2021 that were unvested and outstanding as of the end of fiscal 2021	—	2,741,645
Increase for fair value as of the vesting date of all equity awards granted during fiscal 2021 that also vested during fiscal 2021	—	486,391
Increase or deduction, as applicable, for the change in fair value as of the end of fiscal 2021 (from the end of fiscal 2020) of all equity awards granted in prior fiscal years that were unvested and outstanding as of the end of fiscal 2021	280,562,810	1,068,553
Increase or deduction, as applicable, for the change in fair value as of the vesting date (from the end of fiscal 2020) of all equity awards granted in prior fiscal years that vested during fiscal 2021	45,168,756	201,724
Deduction for the fair value as of the end of fiscal 2020 of all equity awards granted in prior fiscal years that were either forfeited or cancelled during fiscal 2021 †	—	(690,664)
Compensation actually paid for fiscal 2021	326,077,399	4,104,401

†	Reflects cancellation of equity awards in connection with Mr. Cabral's retirement from his role as our CFO in August 2020.

Company Selected Measure Name	not included
Named Executive Officers, Footnote
(1)	Our principal executive officer (PEO) for all covered fiscal years was our CEO, Mr. Gassner, and we have referred to him as our CEO throughout this disclosure.
(3)
Our non-CEO NEOs for the fiscal year ended January 31, 2021 (“fiscal 2021”) were Ms. Zuppas and Messrs. Bowman, our former CFO, Cabral, Mateo, and Frederic Lequient, our former Senior Vice President, Global Customer Services. Our non-CEO NEOs for the fiscal year ended January 31, 2022 (“fiscal 2022”) were Messrs. Bowman, Lequient, Mateo, and Schwenger. Our non-CEO NEOs for the fiscal year ended January 31, 2023 (“fiscal 2023”) were Ms. Zuppas and Messrs. Bowman, Faddis, and Schwenger. Our non-CEO NEOs for the fiscal year ended January 31, 2024 (“fiscal 2024”) were Ms. Zuppas and Messrs. Bowman, Mateo, and Schwenger. Our non-CEO NEOs for fiscal 2025 were Ms. Zuppas and Messrs. Bowman, Cabral, Van Wagener, Faddis, and Schwenger.

Peer Group Issuers, Footnote
(5)	Our peer group is comprised of the S&P 1500 Application Software Index, as disclosed in our Annual Report on Form 10-K pursuant to §229.201(e)(1)(ii) of Regulation S-K.

PEO Total Compensation Amount	$ 172,436,133	$ 420,833	$ 391,667	$ 350,000	$ 345,833
PEO Actually Paid Compensation Amount	$ 284,205,879	31,847,792	(93,745,984)	(57,912,516)	326,077,399
Adjustment To PEO Compensation, Footnote
(2)
We have made adjustments to the Summary Compensation Table (“SCT”) totals—as prescribed by Item 402(v) of Regulation S-K—to calculate the amounts disclosed above as “compensation actually paid.” These adjustments are disclosed in the tables following footnote (6) below under the caption, “Footnote (2) continued: Adjustments to Determine Compensation Actually Paid.”

Footnote (2) Continued: Adjustments to Determine Compensation Actually Paid
The following tables disclose adjustments to the SCT totals to calculate the amount disclosed above as “compensation actually paid” for each covered fiscal year. The assumptions used for determining the fair values shown in these tables are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards.

Compensation Actually Paid - Fiscal 2025
Adjustment Components	CEO ($)	Average of Non-CEO NEOs ($)
SCT total for fiscal 2025	172,436,133	2,735,905
Deduction for fair value of all equity awards reported in the SCT for fiscal 2025	(171,990,300)	(2,403,731)
Increase for year-end fair value of all equity awards granted during fiscal 2025 that were unvested and outstanding as of the end of fiscal 2025	284,265,500	2,230,183
Increase for fair value as of the vesting date of all equity awards granted during fiscal 2025 that also vested during fiscal 2025	—	482,940
Increase or deduction, as applicable, for the change in fair value as of the end of fiscal 2025 (from the end of fiscal 2024) of all equity awards granted in prior fiscal years that were unvested and outstanding as of the end of fiscal 2025	1,083,419	341,107
Increase or deduction, as applicable, for the change in fair value as of the vesting date (from the end of fiscal 2024) of all equity awards granted in prior fiscal years that vested during fiscal 2025	(1,588,873)	109,764
Deduction for the fair value as of the end of fiscal 2024 of all equity awards granted in prior fiscal years that were either forfeited or cancelled during fiscal 2025	—	(716,574)
Compensation actually paid for fiscal 2025	284,205,879	2,779,594

Compensation Actually Paid - Fiscal 2024
Adjustment Components	CEO ($)	Average of Non-CEO NEOs ($)
SCT total for fiscal 2024	420,833	3,842,789
Deduction for fair value of all equity awards reported in the SCT for fiscal 2024	—	(3,421,956)
Increase for year-end fair value of all equity awards granted during fiscal 2024 that were unvested and outstanding as of the end of fiscal 2024	—	2,984,391
Increase for fair value as of the vesting date of all equity awards granted during fiscal 2024 that also vested during fiscal 2024	—	1,108,606
Increase or deduction, as applicable, for the change in fair value as of the end of fiscal 2024 (from the end of fiscal 2023) of all equity awards granted in prior fiscal years that were unvested and outstanding as of the end of fiscal 2024	20,859,565	1,190,274
Increase or deduction, as applicable, for the change in fair value as of the vesting date (from the end of fiscal 2023) of all equity awards granted in prior fiscal years that vested during fiscal 2024	10,567,394	414,199
Deduction for the fair value as of the end of fiscal 2023 of all equity awards granted in prior fiscal years that were either forfeited or cancelled during fiscal 2024	—	—
Compensation actually paid for fiscal 2024	31,847,792	6,118,303

Compensation Actually Paid - Fiscal 2023
Adjustment Components	CEO ($)	Average of Non-CEO NEOs ($)
SCT total for fiscal 2023	391,667	7,480,973
Deduction for fair value of all equity awards reported in the SCT for fiscal 2023	—	(7,089,306)
Increase for year-end fair value of all equity awards granted during fiscal 2023 that were unvested and outstanding as of the end of fiscal 2023	—	4,760,885
Increase for fair value as of the vesting date of all equity awards granted during fiscal 2023 that also vested during fiscal 2023	—	721,524
Increase or deduction, as applicable, for the change in fair value as of the end of fiscal 2023 (from the end of fiscal 2022) of all equity awards granted in prior fiscal years that were unvested and outstanding as of the end of fiscal 2023	(71,790,396)	(801,651)
Increase or deduction, as applicable, for the change in fair value as of the vesting date (from the end of fiscal 2022) of all equity awards granted in prior fiscal years that vested during fiscal 2023	(22,347,255)	(334,412)
Deduction for the fair value as of the end of fiscal 2022 of all equity awards granted in prior fiscal years that were either forfeited or cancelled during fiscal 2023	—	—
Compensation actually paid for fiscal 2023	(93,745,984)	4,738,013

Compensation Actually Paid - Fiscal 2022
Adjustment Components	CEO ($)	Average of Non-CEO NEOs ($)
SCT total for fiscal 2022	350,000	2,768,136
Deduction for fair value of all equity awards reported in the SCT for fiscal 2022	—	(2,418,136)
Increase for year-end fair value of all equity awards granted during fiscal 2022 that were unvested and outstanding as of the end of fiscal 2022	—	1,145,705
Increase for fair value as of the vesting date of all equity awards granted during fiscal 2022 that also vested during fiscal 2022	—	729,018
Increase or deduction, as applicable, for the change in fair value as of the end of fiscal 2022 (from the end of fiscal 2021) of all equity awards granted in prior fiscal years that were unvested and outstanding as of the end of fiscal 2022	(67,880,687)	(904,103)
Increase or deduction, as applicable, for the change in fair value as of the vesting date (from the end of fiscal 2021) of all equity awards granted in prior fiscal years that vested during fiscal 2022	9,618,171	9,406
Deduction for the fair value as of the end of fiscal 2021 of all equity awards granted in prior fiscal years that were either forfeited or cancelled during fiscal 2022	—	—
Compensation actually paid for fiscal 2022	(57,912,516)	1,330,026

Compensation Actually Paid - Fiscal 2021
Adjustment Components	CEO ($)	Average of Non-CEO NEOs ($)
SCT total for fiscal 2021	345,833	2,460,199
Deduction for fair value of all equity awards reported in the SCT for fiscal 2021	—	(2,163,447)
Increase for year-end fair value of all equity awards granted during fiscal 2021 that were unvested and outstanding as of the end of fiscal 2021	—	2,741,645
Increase for fair value as of the vesting date of all equity awards granted during fiscal 2021 that also vested during fiscal 2021	—	486,391
Increase or deduction, as applicable, for the change in fair value as of the end of fiscal 2021 (from the end of fiscal 2020) of all equity awards granted in prior fiscal years that were unvested and outstanding as of the end of fiscal 2021	280,562,810	1,068,553
Increase or deduction, as applicable, for the change in fair value as of the vesting date (from the end of fiscal 2020) of all equity awards granted in prior fiscal years that vested during fiscal 2021	45,168,756	201,724
Deduction for the fair value as of the end of fiscal 2020 of all equity awards granted in prior fiscal years that were either forfeited or cancelled during fiscal 2021 †	—	(690,664)
Compensation actually paid for fiscal 2021	326,077,399	4,104,401

†	Reflects cancellation of equity awards in connection with Mr. Cabral's retirement from his role as our CFO in August 2020.

Non-PEO NEO Average Total Compensation Amount	$ 2,735,905	3,842,789	7,480,973	2,768,136	2,460,199
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,779,594	6,118,303	4,738,013	1,330,026	4,104,401
Adjustment to Non-PEO NEO Compensation Footnote
(2)
We have made adjustments to the Summary Compensation Table (“SCT”) totals—as prescribed by Item 402(v) of Regulation S-K—to calculate the amounts disclosed above as “compensation actually paid.” These adjustments are disclosed in the tables following footnote (6) below under the caption, “Footnote (2) continued: Adjustments to Determine Compensation Actually Paid.”

Footnote (2) Continued: Adjustments to Determine Compensation Actually Paid
The following tables disclose adjustments to the SCT totals to calculate the amount disclosed above as “compensation actually paid” for each covered fiscal year. The assumptions used for determining the fair values shown in these tables are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards.

Compensation Actually Paid - Fiscal 2025
Adjustment Components	CEO ($)	Average of Non-CEO NEOs ($)
SCT total for fiscal 2025	172,436,133	2,735,905
Deduction for fair value of all equity awards reported in the SCT for fiscal 2025	(171,990,300)	(2,403,731)
Increase for year-end fair value of all equity awards granted during fiscal 2025 that were unvested and outstanding as of the end of fiscal 2025	284,265,500	2,230,183
Increase for fair value as of the vesting date of all equity awards granted during fiscal 2025 that also vested during fiscal 2025	—	482,940
Increase or deduction, as applicable, for the change in fair value as of the end of fiscal 2025 (from the end of fiscal 2024) of all equity awards granted in prior fiscal years that were unvested and outstanding as of the end of fiscal 2025	1,083,419	341,107
Increase or deduction, as applicable, for the change in fair value as of the vesting date (from the end of fiscal 2024) of all equity awards granted in prior fiscal years that vested during fiscal 2025	(1,588,873)	109,764
Deduction for the fair value as of the end of fiscal 2024 of all equity awards granted in prior fiscal years that were either forfeited or cancelled during fiscal 2025	—	(716,574)
Compensation actually paid for fiscal 2025	284,205,879	2,779,594

Compensation Actually Paid - Fiscal 2024
Adjustment Components	CEO ($)	Average of Non-CEO NEOs ($)
SCT total for fiscal 2024	420,833	3,842,789
Deduction for fair value of all equity awards reported in the SCT for fiscal 2024	—	(3,421,956)
Increase for year-end fair value of all equity awards granted during fiscal 2024 that were unvested and outstanding as of the end of fiscal 2024	—	2,984,391
Increase for fair value as of the vesting date of all equity awards granted during fiscal 2024 that also vested during fiscal 2024	—	1,108,606
Increase or deduction, as applicable, for the change in fair value as of the end of fiscal 2024 (from the end of fiscal 2023) of all equity awards granted in prior fiscal years that were unvested and outstanding as of the end of fiscal 2024	20,859,565	1,190,274
Increase or deduction, as applicable, for the change in fair value as of the vesting date (from the end of fiscal 2023) of all equity awards granted in prior fiscal years that vested during fiscal 2024	10,567,394	414,199
Deduction for the fair value as of the end of fiscal 2023 of all equity awards granted in prior fiscal years that were either forfeited or cancelled during fiscal 2024	—	—
Compensation actually paid for fiscal 2024	31,847,792	6,118,303

Compensation Actually Paid - Fiscal 2023
Adjustment Components	CEO ($)	Average of Non-CEO NEOs ($)
SCT total for fiscal 2023	391,667	7,480,973
Deduction for fair value of all equity awards reported in the SCT for fiscal 2023	—	(7,089,306)
Increase for year-end fair value of all equity awards granted during fiscal 2023 that were unvested and outstanding as of the end of fiscal 2023	—	4,760,885
Increase for fair value as of the vesting date of all equity awards granted during fiscal 2023 that also vested during fiscal 2023	—	721,524
Increase or deduction, as applicable, for the change in fair value as of the end of fiscal 2023 (from the end of fiscal 2022) of all equity awards granted in prior fiscal years that were unvested and outstanding as of the end of fiscal 2023	(71,790,396)	(801,651)
Increase or deduction, as applicable, for the change in fair value as of the vesting date (from the end of fiscal 2022) of all equity awards granted in prior fiscal years that vested during fiscal 2023	(22,347,255)	(334,412)
Deduction for the fair value as of the end of fiscal 2022 of all equity awards granted in prior fiscal years that were either forfeited or cancelled during fiscal 2023	—	—
Compensation actually paid for fiscal 2023	(93,745,984)	4,738,013

Compensation Actually Paid - Fiscal 2022
Adjustment Components	CEO ($)	Average of Non-CEO NEOs ($)
SCT total for fiscal 2022	350,000	2,768,136
Deduction for fair value of all equity awards reported in the SCT for fiscal 2022	—	(2,418,136)
Increase for year-end fair value of all equity awards granted during fiscal 2022 that were unvested and outstanding as of the end of fiscal 2022	—	1,145,705
Increase for fair value as of the vesting date of all equity awards granted during fiscal 2022 that also vested during fiscal 2022	—	729,018
Increase or deduction, as applicable, for the change in fair value as of the end of fiscal 2022 (from the end of fiscal 2021) of all equity awards granted in prior fiscal years that were unvested and outstanding as of the end of fiscal 2022	(67,880,687)	(904,103)
Increase or deduction, as applicable, for the change in fair value as of the vesting date (from the end of fiscal 2021) of all equity awards granted in prior fiscal years that vested during fiscal 2022	9,618,171	9,406
Deduction for the fair value as of the end of fiscal 2021 of all equity awards granted in prior fiscal years that were either forfeited or cancelled during fiscal 2022	—	—
Compensation actually paid for fiscal 2022	(57,912,516)	1,330,026

Compensation Actually Paid - Fiscal 2021
Adjustment Components	CEO ($)	Average of Non-CEO NEOs ($)
SCT total for fiscal 2021	345,833	2,460,199
Deduction for fair value of all equity awards reported in the SCT for fiscal 2021	—	(2,163,447)
Increase for year-end fair value of all equity awards granted during fiscal 2021 that were unvested and outstanding as of the end of fiscal 2021	—	2,741,645
Increase for fair value as of the vesting date of all equity awards granted during fiscal 2021 that also vested during fiscal 2021	—	486,391
Increase or deduction, as applicable, for the change in fair value as of the end of fiscal 2021 (from the end of fiscal 2020) of all equity awards granted in prior fiscal years that were unvested and outstanding as of the end of fiscal 2021	280,562,810	1,068,553
Increase or deduction, as applicable, for the change in fair value as of the vesting date (from the end of fiscal 2020) of all equity awards granted in prior fiscal years that vested during fiscal 2021	45,168,756	201,724
Deduction for the fair value as of the end of fiscal 2020 of all equity awards granted in prior fiscal years that were either forfeited or cancelled during fiscal 2021 †	—	(690,664)
Compensation actually paid for fiscal 2021	326,077,399	4,104,401

†	Reflects cancellation of equity awards in connection with Mr. Cabral's retirement from his role as our CFO in August 2020.

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between the Executive Compensation Actually Paid to Our NEOs and the Financial Performance Measures Included in Our Pay Versus Performance Table
The following graphs illustrate the relationship between the executive compensation actually paid to our CEO and the average of the executive compensation actually paid to our other NEOs, and our cumulative TSR and net income for the last five completed fiscal years. The stock price performance and financial results on the graphs are not necessarily indicative of future stock price performance or financial results.
The relationship shown in the above graphs between the executive compensation actually paid to our CEO and both our cumulative TSR and our net income in fiscal 2025 is not representative of what we expect that relationship to be in other fiscal years. The compensation actually paid to Mr. Gassner in fiscal 2025 was calculated in accordance with Item 402(v) of Regulation S-K and includes the entire year-end fair value of the 2024 CEO Options, even though our Board intends that the 2024 CEO Options will be Mr. Gassner’s only equity-based compensation until at least 2030 (see the discussion in “Compensation Discussion and Analysis—Principal Elements of Compensation—Equity Awards—CEO Equity Compensation” for additional details about this option grant). Since equity grants have not been made to Mr. Gassner on an annual basis, for all fiscal years during which no equity grants are awarded to him, we expect the compensation actually paid to our CEO, as reported under SEC rules, to only include (i) his annual base salary during the covered fiscal year, (ii) the change in fair value between the end of the previous fiscal year and either the end of the covered fiscal year or vesting date, as applicable, of equity awards granted in prior fiscal years, and (iii) any deductions for the fair value of equity awards granted in prior fiscal years that are either forfeited or cancelled during the covered fiscal year. For example, in fiscal 2023 and fiscal 2024, as reflected in the Pay Versus Performance table, Mr. Gassner’s compensation actually paid was $(93,746,000) (negative) and $31,848,000, respectively.
As noted above, none of the compensation actually paid amounts disclosed in this proxy are indicative of the true amounts paid to, or earned or realized by, Mr. Gassner from the 2024 CEO Options–or any of our other NEOs from their respective equity grants–during the applicable fiscal year. Additionally, unlike full-value equity awards (such as restricted stock units), which are more common for executive officer grants at other public companies, Mr. Gassner will receive no financial benefit from the 2024 CEO Options unless our stock price is above the exercise price of $236.90 per share at the time of exercise.

Compensation Actually Paid vs. Net Income
Description of Relationship Between the Executive Compensation Actually Paid to Our NEOs and the Financial Performance Measures Included in Our Pay Versus Performance Table
The following graphs illustrate the relationship between the executive compensation actually paid to our CEO and the average of the executive compensation actually paid to our other NEOs, and our cumulative TSR and net income for the last five completed fiscal years. The stock price performance and financial results on the graphs are not necessarily indicative of future stock price performance or financial results.
The relationship shown in the above graphs between the executive compensation actually paid to our CEO and both our cumulative TSR and our net income in fiscal 2025 is not representative of what we expect that relationship to be in other fiscal years. The compensation actually paid to Mr. Gassner in fiscal 2025 was calculated in accordance with Item 402(v) of Regulation S-K and includes the entire year-end fair value of the 2024 CEO Options, even though our Board intends that the 2024 CEO Options will be Mr. Gassner’s only equity-based compensation until at least 2030 (see the discussion in “Compensation Discussion and Analysis—Principal Elements of Compensation—Equity Awards—CEO Equity Compensation” for additional details about this option grant). Since equity grants have not been made to Mr. Gassner on an annual basis, for all fiscal years during which no equity grants are awarded to him, we expect the compensation actually paid to our CEO, as reported under SEC rules, to only include (i) his annual base salary during the covered fiscal year, (ii) the change in fair value between the end of the previous fiscal year and either the end of the covered fiscal year or vesting date, as applicable, of equity awards granted in prior fiscal years, and (iii) any deductions for the fair value of equity awards granted in prior fiscal years that are either forfeited or cancelled during the covered fiscal year. For example, in fiscal 2023 and fiscal 2024, as reflected in the Pay Versus Performance table, Mr. Gassner’s compensation actually paid was $(93,746,000) (negative) and $31,848,000, respectively.
As noted above, none of the compensation actually paid amounts disclosed in this proxy are indicative of the true amounts paid to, or earned or realized by, Mr. Gassner from the 2024 CEO Options–or any of our other NEOs from their respective equity grants–during the applicable fiscal year. Additionally, unlike full-value equity awards (such as restricted stock units), which are more common for executive officer grants at other public companies, Mr. Gassner will receive no financial benefit from the 2024 CEO Options unless our stock price is above the exercise price of $236.90 per share at the time of exercise.

Total Shareholder Return Vs Peer Group
Description of Relationship Between Our Cumulative TSR and Our Peer Group Cumulative TSR
The following chart compares the cumulative TSR on our common stock for the last five completed fiscal years to that of our peer group in the S&P 1500 Application Software Index over the same period. The chart assumes $100 was invested at the close of market on January 31, 2020 in our common stock and the S&P 1500 Application Software Index and assumes the reinvestment of any dividends. The stock price performance on the chart is not necessarily indicative of future stock price performance.

Tabular List, Table
Tabular List of Performance Measures*
Stock Price
*	The list only includes one financial performance measure, stock price, because that is the only financial performance measure linked to the compensation actually paid to our NEOs.

Total Shareholder Return Amount	$ 159.1	141	116.33	161.34	188.55
Peer Group Total Shareholder Return Amount	194.28	98.82	118.53	145.9	131.76
Net Income (Loss)	$ 714,138,000	$ 525,705,000	$ 487,706,000	$ 427,390,000	$ 379,998,000
PEO Name	Mr. Gassner	Mr. Gassner	Mr. Gassner	Mr. Gassner	Mr. Gassner
Measure:: 1
Pay vs Performance Disclosure
Name	Stock Price
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (171,990,300)	$ 0	$ 0	$ 0	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	284,265,500	0	0	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,083,419	20,859,565	(71,790,396)	(67,880,687)	280,562,810
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,588,873)	10,567,394	(22,347,255)	9,618,171	45,168,756
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,403,731)	(3,421,956)	(7,089,306)	(2,418,136)	(2,163,447)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,230,183	2,984,391	4,760,885	1,145,705	2,741,645
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	341,107	1,190,274	(801,651)	(904,103)	1,068,553
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	482,940	1,108,606	721,524	729,018	486,391
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	109,764	414,199	(334,412)	9,406	201,724
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (716,574)	$ 0	$ 0	$ 0	$ (690,664)